Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Derivative financial instruments related to commodity contracts - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 25,125	$ 2,053	$ 5,167
Gross value before offsetting - liabilities	(18,879)	(4,291)	(5,709)
Amounts offset - assets	(2,713)	(625)	(376)
Amounts offset - liabilities	2,713	625	376
Net balance sheet value presented - assets	22,412	1,428	4,791
Net balance sheet value presented - liabilities	(16,166)	(3,666)	(5,333)
Other amounts not offset - collateral received			(625)
Other amounts not offset - collateral pledged	726	65
Net carrying amount after other amounts not offset	6,972	(2,173)	(1,167)
Fair value	6,246	(2,238)	(542)
Fair value after other amounts not offset	6,972	(2,173)	(1,167)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	24,215	1,363	4,642
Gross value before offsetting - liabilities	(17,832)	(3,291)	(4,902)
Amounts offset - assets	(2,341)	(220)	(300)
Amounts offset - liabilities	2,341	220	300
Net balance sheet value presented - assets	21,874	1,143	4,342
Net balance sheet value presented - liabilities	(15,491)	(3,071)	(4,602)
Other amounts not offset - collateral received			(772)
Other amounts not offset - collateral pledged	382	22
Net carrying amount after other amounts not offset	6,765	(1,906)	1,032
Fair value	6,383	(1,928)	(260)	$ (415)
Fair value after other amounts not offset	6,765	(1,906)	1,032
Integrated Gas, Renewables & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	92	10	469
Gross value before offsetting - liabilities	(385)	(71)	(9)
Amounts offset - assets	(35)		(39)
Amounts offset - liabilities	35		39
Net balance sheet value presented - assets	57	10	508
Net balance sheet value presented - liabilities	(350)	(71)	(30)
Net carrying amount	(293)	(61)	478
Fair value	(293)	(61)	478
Integrated Gas, Renewables & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	21,752	1,372	4,080
Gross value before offsetting - liabilities	(16,954)	(3,113)	(4,831)
Amounts offset - assets	(2,120)	(186)	(296)
Amounts offset - liabilities	2,120	186	296
Net balance sheet value presented - assets	19,632	1,186	3,784
Net balance sheet value presented - liabilities	(14,834)	(2,927)	(4,535)
Net carrying amount	4,798	(1,741)	(751)
Fair value	4,798	(1,741)	(751)
Integrated Gas, Renewables & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,953	61	76
Gross value before offsetting - liabilities	(63)	(75)	(37)
Amounts offset - assets	(3)	(13)	(28)
Amounts offset - liabilities	3	13	28
Net balance sheet value presented - assets	1,950	74	48
Net balance sheet value presented - liabilities	(60)	(62)	(9)
Net carrying amount	1,890	(136)	39
Fair value	1,890	(136)	39
Integrated Gas, Renewables & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	418	42	17
Gross value before offsetting - liabilities	(430)	(32)	(43)
Amounts offset - assets	(183)	(21)	(15)
Amounts offset - liabilities	183	21	15
Net balance sheet value presented - assets	235	21	2
Net balance sheet value presented - liabilities	(247)	(11)	(28)
Net carrying amount	(12)	10	(26)
Fair value	(12)	10	(26)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	910	690	525
Gross value before offsetting - liabilities	(1,047)	(1,000)	(807)
Amounts offset - assets	(372)	(405)	(76)
Amounts offset - liabilities	372	405	76
Net balance sheet value presented - assets	538	285	449
Net balance sheet value presented - liabilities	(675)	(595)	(731)
Other amounts not offset - collateral pledged	344	43	147
Net carrying amount after other amounts not offset	207	(267)	(135)
Fair value	(137)	(310)	(282)	$ (283)
Fair value after other amounts not offset	$ 207	(267)	(135)
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 245	302	152
Gross value before offsetting - liabilities	(289)	(443)	(244)
Amounts offset - assets	(166)	(207)	(73)
Amounts offset - liabilities	166	207	73
Net balance sheet value presented - assets	79	95	79
Net balance sheet value presented - liabilities	(123)	(236)	(171)
Net carrying amount	(44)	(141)	(92)
Fair value	(44)	(141)	(92)
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	411	158	300
Gross value before offsetting - liabilities	(444)	(297)	(297)
Amounts offset - assets	(88)	(13)	(3)
Amounts offset - liabilities	88	13	3
Net balance sheet value presented - assets	323	145	297
Net balance sheet value presented - liabilities	(356)	(284)	(294)
Net carrying amount	(33)	(139)	3
Fair value	(33)	(139)	3
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	68	113	73
Gross value before offsetting - liabilities	(236)	(125)	(106)
Amounts offset - assets	(40)	(68)
Amounts offset - liabilities	40	68
Net balance sheet value presented - assets	28	45	73
Net balance sheet value presented - liabilities	(196)	(57)	(106)
Net carrying amount	(168)	(12)	(33)
Fair value	(168)	(12)	(33)
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	186	117
Gross value before offsetting - liabilities	(78)	(135)	(160)
Amounts offset - assets	(78)	(117)
Amounts offset - liabilities	78	117
Net balance sheet value presented - assets	108
Net balance sheet value presented - liabilities		(18)	(160)
Net carrying amount	108	(18)	(160)
Fair value	$ 108	$ (18)	$ (160)